LIVESTRONG INCOME PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2015 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2020 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2025 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2030 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2035 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2040 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2045 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2050 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2055 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	acaap
Document Creation Date	dei_DocumentCreationDate	May 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2012
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
LIVESTRONG INCOME PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2015 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2020 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2025 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2030 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2035 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2040 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2045 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2050 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2055 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
[SupplementTextBlock]	acaap_SupplementTextBlock
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio